REVENUE AND OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Schedule of Lease and Non-Lease Components of Revenue
The lease and non-lease components of our revenues in the year ended December 31, 2024 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	1,029,163	925,872	1,955,035
Time charter revenues	64,359	20,714	85,073
Administrative income	—	10,277	10,277
Total revenues	1,093,522	956,863	2,050,385
The lease and non-lease components of our revenues in the year ended December 31, 2023 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	982,818	740,399	1,723,217
Time charter revenues	49,870	13,901	63,771
Administrative income	—	15,196	15,196
Total revenues	1,032,688	769,496	1,802,184

The lease and non-lease components of our revenues in the year ended December 31, 2022 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	601,057	744,907	1,345,964
Time charter revenues	45,515	26,276	71,791
Administrative income	—	12,453	12,453
Total revenues	646,572	783,636	1,430,208

Schedule of Contract Assets
Assets from contracts with customers (excluding amounts in relation to lease components) as of December 31, 2024 and 2023 are presented within the statements of financial position as follows:

(in thousands of $)	2024	2023
Voyages in progress	46,772	46,994
Trade accounts receivable	54,892	48,136
Related party receivables	6,522	14,591
Other current assets	4,572	3,503
Total	112,758	113,224

Schedule of Other Operating Income
Other operating income in the years ended December 31, 2024, 2023 and 2022 was as follows:

(in thousands of $)	2024	2023	2022
Gain on settlement of claims	—	397	3,998
Other gains	42	41	18
Gain on sale of vessels	112,079	21,959	4,596
Loss on termination of leased vessels	—	—	(431)
Gain (loss) on pool arrangements	—	1,683	(141)
Total	112,121	24,080	8,040